Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Accounts receivable, related parties, current	$ 0.2	$ 0.8
Accumulated depreciation on vessels and equipment	563.0	512.0
Accumulated depreciation on vessels related to capital leases	31.4	25.4
Accumulated amortization on intangible assets	$ 9.5	$ 8.2
Common stock, shares authorized (in shares)	385,000,000.0	385,000,000.0
Class A
Common stock, shares authorized (in shares)	285,000,000	285,000,000
Common stock, shares issued (in shares)	231,600,000	231,200,000
Common stock, shares outstanding (in shares)	231,600,000	231,200,000
Class B
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	37,000,000	37,000,000
Common stock, shares outstanding (in shares)	37,000,000	37,000,000